Foreign currency (losses) gains, net - Summary of foreign currency gains (losses), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Foreign currency (losses) gains, net
Foreign currency gains	€ 50,707	€ 65,594		€ 101,627
Foreign currency losses	(88,930)	(42,389)		(74,937)
Total	€ (38,223)	€ 23,205	[1]	€ 26,690	[1]

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.